CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of net carrying amount of convertible notes
	As of December 31,
	2 0 2 3	2 0 2 2
Principal amount	200,000	200,000
Unamortized issuance costs	(2,322)	(3,606)
Net carrying amount	197,678	196,394